May 30, 1997, Revised November 7, 1997

COLONIAL CALIFORNIA
TAX-EXEMPT FUND

COLONIAL CONNECTICUT
TAX-EXEMPT FUND

COLONIAL FLORIDA
TAX-EXEMPT FUND

COLONIAL MASSACHUSETTS
TAX-EXEMPT FUND

COLONIAL MICHIGAN
TAX-EXEMPT FUND

COLONIAL MINNESOTA
TAX-EXEMPT FUND

COLONIAL NEW YORK
TAX-EXEMPT FUND

COLONIAL NORTH CAROLINA
TAX-EXEMPT FUND

COLONIAL OHIO
TAX-EXEMPT FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in one of these mutual funds may suit your unique needs, time horizon and risk tolerance.

Each of Colonial California Tax-Exempt Fund, Colonial Connecticut Tax-Exempt Fund, Colonial Florida Tax-Exempt Fund, Colonial Massachusetts Tax-Exempt Fund, Colonial Michigan Tax-Exempt Fund, Colonial Minnesota Tax-Exempt Fund, Colonial New York Tax-Exempt Fund, Colonial North Carolina Tax-Exempt Fund and Colonial Ohio Tax-Exempt Fund (each a Fund and collectively, the Funds) is a portfolio of Colonial Trust V (Trust), an open-end management investment company. Each Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal and its state's personal income tax (if any) and opportunities for

                                                                SP-01/277E-1097

long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Florida and Michigan Funds' shares are intended to be exempt from their respective states' intangibles tax. Each Fund (except the California Fund) is non-diversified. The Funds are managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Funds. Read it carefully and retain it for future reference. More detailed information about each Fund is in the May 30, 1997, revised August 1, 1997, Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Each Fund offers three classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                            Page
Summary of Expenses                                   2
The Funds' Financial History                          6
The Funds' Investment Objective                      21
How the Funds Pursue Their Objective
  and Certain Risk Factors                           21
How the Funds Measure Their Performance              25
How the Funds are Managed                            25
How the Funds Value Their Shares                     26
Distributions and Taxes                              26
How to Buy Shares                                    26
How to Sell Shares                                   28
How to Exchange Shares                               28
Telephone Transactions                               29
12b-1 Plan                                           29
Organization and History                             29
Appendix                                             29

----------------------------- ------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- ------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES
Expenses are one of several factors to consider when investing in a Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of each Fund's shares. See "How the Funds are Managed" and "12b-1 Plan" for more complete descriptions of the Funds' various costs and expenses.

Shareholder Transaction Expenses(1)(2)
                                                                                    Class A            Class B            Class C
Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering               4.75%              0.00%(5)           0.00%(5)
   price)(3)
Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)               1.00%(4)           5.00%              1.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $1,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.

(3)  Does not apply to reinvested distributions.

(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."

(5) Because of the distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Annual Operating Expenses (as a % of average net assets)(6)

                                  California                        Connecticut                           Florida

                        Class A     Class B     Class C    Class A     Class B    Class C    Class A     Class B       Class C
Management fee
(after waiver)           0.51%        0.51%      0.51%      0.20%       0.20%       0.20%     0.07%        0.07%        0.07%
12b-1 fees(7)(8)         0.14         0.89       0.59       0.14        0.89        0.59      0.16         0.91         0.61
Other expenses
(after waiver)           0.23         0.23       0.23       0.25        0.25        0.25      0.33         0.33         0.33
                         ----         ----       ----       ----        ----        ----      ----         ----         ----
Total operating
expenses (9)             0.88%        1.63%      1.33%      0.59%       1.34%       1.04%     0.56%        1.31%        1.01%
                         ====         ====       ====       ====        ====        ====      ====         ====         ====

                                Massachusetts                         Michigan                           Minnesota
                        Class A     Class B     Class C    Class A     Class B    Class C    Class A     Class B       Class C
Management fee
(after waiver)           0.51%        0.51       0.51%     0.40%       0.40%       0.40%     0.38%        0.38%        0.38%
12b-1 fees(7)(8)         0.15         0.90       0.60      0.14        0.89        0.59      0.15         0.90         0.60
Other expenses
(after waiver)           0.24         0.24       0.24      0.35        0.35        0.35      0.37         0.37         0.37
                         ----         ----       ----      ----        ----        ----      ----         ----         ----
Total operating
expenses (9)             0.90%        1.65%      1.35%     0.89%       1.64%       1.34%     0.90%        1.65%        1.35%
                         ====         ====       ====      ====        ====        ====      ====         ====         ====

                                   New York                        North Carolina                           Ohio
                        Class A      Class B     Class C   Class A     Class B    Class C    Class A     Class B       Class C
Management fee
(after waiver)           0.22%        0.22%       0.22%      0.00%      0.00%       0.00%     0.47%        0.47%        0.47%
12b-1 fees(7)(8)         0.15         0.90        0.60       0.15       0.90        0.60      0.13         0.88         0.58
Other expenses
(after waiver)           0.28         0.28        0.28       0.30       0.30        0.30      0.28         0.28         0.28
                         ----         ----        ----       ----       ----        ----      ----         ----         ----
Total operating
expenses(9)              0.65%        1.40%       1.10%      0.45%      1.20%       0.90%     0.88%        1.63%        1.33%
                         ====         ====        ====       ====       ====        ====      ====         ====         ====


Without voluntary fee waivers/expense limits that the Adviser/Distributor may discontinue at anytime, Annual Operating Expenses would be:

                            California              Connecticut                            Florida                 Massachusetts
                              Class C      Class A     Class B     Class C      Class A    Class B    Class C         Class C
Management fee                 0.51%        0.51%       0.51%       0.51%       0.51%       0.51%       0.51%           0.51%
12b-1 fees(7)                  0.89         0.14        0.89        0.89        0.16        0.91        0.91            0.91
Other expenses                 0.23         0.25        0.25        0.25        0.33        0.33        0.33            0.24
                               ----         ----        ----        ----        ----        ----        ----            ----
Total operating expenses       1.63%        0.90%       1.65%       1.65%       1.00%       1.75%       1.75%           1.65%
                               ====         ====        ====        ====        ====        ====        ====            ====

                                       Michigan                          Minnesota                            New York
                             Class A     Class B    Class C    Class A     Class B     Class C     Class A      Class B     Class C
Management fee                0.51%      0.51%      0.51%       0.51%       0.51%      0.51%        0.51%        0.51%        0.51%
12b-1 fees(7)                 0.14       0.89       0.89        0.15        0.90       0.90         0.15         0.90         0.90
Other expenses                0.36       0.36       0.36        0.37        0.37       0.37         0.28         0.28         0.28
                              ----       ----       ----        ----        ----       ----         ----         ----         ----
Total operating expenses      1.01%      1.76%      1.76%       1.03%       1.78%      1.78%        0.94%        1.69%        1.69%
                              ====       ====       ====        ====        ====       ====         ====         ====         ====

                                             North Carolina                                             Ohio
                              Class A          Class B           Class C            Class A            Class B            Class C
Management fee                  0.51%           0.51%              0.51%             0.51%              0.51%              0.51%
12b-1 fees(7)                   0.15            0.90               0.90              0.13               0.88               0.88
Other expenses                  0.45            0.45               0.45              0.28               0.28               0.28
                                ----            ----               ----              ----               ----               ----
Total operating expenses        1.11%           1.86%              1.86%             0.92%              1.67%              1.67%
                                ====            ====               ====              ====               ====               ====

Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of each Fund for the periods specified, assuming a 5% annual return, and, unless otherwise noted, redemption at period end. The 5% return and expenses used in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                                        California                                              Connecticut
                Class A              Class B                  Class C          Class A            Class B              Class C
Period:                         (10)             (11)     (10)       (11)                     (10)     (11)       (10)        (11)
1 year           $ 56         $ 67           $ 17        $ 24      $ 14          $53        $ 64       $ 14       $ 21       $  11
3 years            74           81             51          42(13)    42           66          72         42         33(13)      33
5 years            94          109             89          73        73           79          93         73         57          57
10 years          151          173(12)        173(12)     160       160          118         141(12)    141(12)    127         127

                                     Florida                                           Massachusetts
                Class A              Class B         Class C          Class A             Class B              Class C
Period:                        (10)      (11)     (10)     (11)                   (10)            (11)      (10)       (11)
1 year           $ 53         $ 63      $ 13      $20       $10         $56       $ 67           $ 17       $ 24       $14
3 years            65           72        42       32(13)    32          75         82             52         43(13)    43
5 years            77           92        72       56        56          95        110             90         74        74
10 years          114          137(12)   137(12)  124       124         153        175(12)        175(12)    162       162

                                            Michigan                                                    Minnesota
                    Class A              Class B              Class C            Class A              Class B         Class C
Period:                             (10)           (11)     (10)     (11)                    (10)       (11)      (10)       (11)
1 year                $ 56         $ 67           $ 17      $24      $14          $ 56      $ 67       $ 17      $ 24       $ 14
3 years                 75           82             52       42(12)   42            75        82         52        43(13)     43
5 years                 94          109             89       73       73            95       110         90        74         74
10 years               152          174(12)        174(12)  161      161           153       175(12)    175(12)   162        162


                                            New York                                        North Carolina
                Class A            Class B               Class C            Class A             Class B               Class C
Period:                        (10)         (11)       (10)     (11)                       (10)        (11)       (10)       (11)
1 year           $ 54         $ 64          $ 14       $21       $11         $ 52         $ 62         $ 12       $ 19       $  9
3 years            67           74            44        35(13)    35           61           68           38         29(13)     29
5 years            82           97            77        61        61           72           86           66         50         50
10 years          125          147(12)       147(12)   134       134          101          125(12)      125(12)    111        111


                                             Ohio
                    Class A             Class B                 Class C
Period:                            (10)          (11)       (10)      (11)
1 year               $ 56         $ 67           $17       $ 24       $ 14
3 years                74           81            51         42(13)     42
5 years                94          109            89         73         73
10 years              151          173(12)       173(12)    160        160

Without voluntary fee waivers/expense limits that the Adviser/Distributor may discontinue at any time, the amounts in the Example would be:

                           California                              Connecticut                                    Massachusetts
                             Class C           Class A               Class B                  Class C                Class C
Period:                 (10)        (11)                       (10)            (11)       (10)       (11)         (10)        (11)
1 year                $ 27         $  17          $56          $ 67            $17       $ 27         $ 17       $ 27         $ 17
3 years                 51(13)        51           75            82             52         52(13)       52         52(13)       52
5 years                 89            89           95           110             90         90           90         90           90
10 years               193           193          153           175(12)        175(12)    195          195        195          195

                                           Florida                                                 Michigan
                    Class A              Class B                 Class C        Class A             Class B           Class C
Period:                              (10)          (11)     (10)      (11)                      (10)      (11)    (10)       (11)
1 year                $ 57         $ 68           $ 18       $28       $18         $57         $ 68     $ 18       $28        $18
3 years                 78           85             55        55(13)    55          78           85       55        55(13)     55
5 years                100          115             95        95        95         101          115       95        95         95
10 years               164          186(12)        186(12)   206       206         165          188(12)  188(12)   207        207

                                    Minnesota                                                   New York
               Class A              Class B              Class C           Class A              Class B             Class C
Period:                      (10)          (11)       (10)     (11)                       (10)          (11)      (10)     (11)
1 year          $ 58         $ 68          $ 18       $28      $18          $ 57         $ 67           $17       $27      $17
3 years           79           86            56        56(13)   56            76           83            53        53(13)   53
5 years          102         116             96        96       96            96          112            92        92       92
10 years         167         190(12)        190(12)   209      209           157          180(12)       180(12)   200      200


                                 North Carolina                                              Ohio
              Class A            Class B               Class C         Class A              Class B               Class C
Period:                     (10)          (11)      (10)      (11)                     (10)          (11)      (10)        (11)
1 year         $ 58        $ 69           $ 19      $29       $19        $ 56          $67           $17      $ 27        $ 17
3 years          81          88             58       58(13)    58          75           83            53        53(13)      53
5 years         106         121            101      101       101          96          111            91        91          91
10 years        176         198(12)        198(12)  218       218         155          178(12)       178(12)   198         198

(6) Amounts shown (before voluntary fee waivers/expense limits by the Adviser) are based on expenses during the fiscal year ended January 31, 1997.

(7)     The 12b-1 service fee rate will fluctuate but will not exceed 0.25%.

(8) The Distributor has voluntarily agreed to waive a portion of the Class C share Rule 12b-1 distribution fee so that it will not exceed 0.45% annually. The Distributor may terminate the fee waiver at any time without shareholder approval. See "12b-1 Plan."

(9) Effective August 1, 1995, the Adviser agreed to waive its fees and bear expenses (exclusive of 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) to the extent such expenses would otherwise exceed the following annual percentages of average net assets:

                                                                   Massachusetts
                                                                     Michigan
                                                                     Minnesota
     California           Connecticut            Florida               Ohio               New York           North Carolina
         0.80%                0.45%                0.40%                0.75%                0.50%                0.30%

(10) Assumes redemption at period end.

(11) Assumes no redemption at period end.

(12) Class B shares automatically convert to Class A shares after approximately 8 years; therefore years 9 and 10 reflect Class A share expenses.

(13) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.

THE FUNDS' FINANCIAL HISTORY
The following schedules of financial highlights for a share outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. Their unqualified reports are included in the Funds' 1997 Annual Reports and are incorporated by reference into the Statement of Additional Information. No Class C shares were outstanding during the periods shown.

                                                                        CALIFORNIA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended January 31
-----------------------------------------------------------------------------------------------------------------------------------
                                             1997                     1996                      1995                  1994
                                             ----                     ----                      ----                  ----
                                    Class A      Class B      Class A     Class B       Class A    Class B    Class A     Class B
                                    -------      -------      -------     -------       -------    -------    -------     -------
Net asset value - Beginning
 of period                           $7.540       $7.540       $6.870      $6.870        $7.660     $7.660      $7.350     $7.350
                                    -------      -------      -------     -------       -------    -------    -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)              0.386        0.331        0.388       0.334         0.413      0.360       0.434      0.378
Net realized and unrealized
 gain (loss)                         (0.173)      (0.173)       0.671       0.671        (0.791)    (0.791)      0.315      0.315
                                    -------      -------      -------     -------       -------    -------     -------    -------
  Total from Investment Operations    0.213        0.158        1.059       1.005        (0.378)    (0.431)      0.749      0.693
                                    -------      -------      -------     -------       -------     -------    -------     -------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
From net investment income           (0.383)      (0.328)      (0.389)     (0.335)       (0.412)    (0.359)     (0.439)    (0.383)
                                    -------      -------      -------     -------       -------    -------    -------     -------
Net asset value - End of period      $7.370       $7.370       $7.540      $7.540        $6.870     $6.870      $7.660     $7.660
                                    -------      -------      -------     -------       -------    -------    -------     -------
Total return(b)(c)                    2.98%        2.21%       15.78%      14.94%       (4.83)%    (5.55)%      10.44%      9.63%
                                    -------      -------      -------     -------       -------    -------    -------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses                              0.88%(d)     1.63%(d)     0.89%(d)    1.64%(d)      0.77%      1.52%       0.75%      1.50%
Net investment income                 5.23%(d)     4.48%(d)     5.33%(d)    4.58%(d)      5.91%      5.16%       5.73%      4.98%
Fees and expenses waived or
  borne by the Adviser                  ---(d)       ---(d)     0.01%(d)    0.01%(d)      0.06%      0.06%       0.08%      0.08%
Portfolio turnover                      25%          25%          47%         47%           47%        47%         17%        17%
Net assets at end of period (000)  $264,053     $100,873     $304,581    $106,925      $301,912    $98,975    $379,987   $104,578
-----------------------------------
(a) Net of fees and expenses
    waived or borne by the Adviser
    which amounted to                $   --     $   --         $0.001      $0.001        $0.004     $0.004      $0.006     $0.006

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
                                     5



                                                                                   CALIFORNIA (CONTINUED)
                              -------------------      ----------------------------------------------------------------------------
                                 Two months ended
                                    January 31                                     Year ended November 30
                              --------------------     ----------------------------------------------------------------------------
                                     1993(b)                    1992            1991          1990      1989        1988      1987
                                     ------                     ----            ----          ----      ----        ----      ----
                              Class A      Class B      Class A    Class B(c)  Class A     Class A    Class A    Class A   Class A
                              -------      -------      -------    -------     -------     -------    -------    -------   -------
Net asset value -
 Beginning of period           $7.270      $7.270       $7.150     $7.410      $6.940       $7.010    $6.850      $6.530  $7.490
                              -------      -------      -------    -------     -------     -------    -------    -------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income(a)        0.076       0.067        0.467      0.143       0.473        0.490     0.480       0.497   0.515
Net realized and unrealized
 gain (loss)                    0.081       0.081        0.109     (0.151)      0.211       (0.065)    0.160       0.316  (0.950)
                              -------      -------      -------    -------     -------     -------    -------    -------  -------
      Total from Investment
        Operations              0.157       0.148        0.576     (0.008)      0.684        0.425     0.640       0.813  (0.435)
                              -------      -------      -------    -------     -------     -------    -------    -------  -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income     (0.077)     (0.068)      (0.456)    (0.132)     (0.473)      (0.492)   (0.480)     (0.493) (0.514)
From net realized gains           ---         ---          ---        ---         ---          ---       ---         ---  (0.002)

From capital paid in              ---         ---          ---        ---      (0.001) (d)  (0.003)       ---        ---  (0.009)(i)
   Total Distributions        -------      -------      -------    -------     -------     -------    -------     -------   -------
    Declared to Shareholders      ---         ---       (0.456)    (0.132)     (0.474)      (0.495)   (0.480)     (0.493) (0.525)
Net asset value -             -------      -------      -------    -------     -------     -------    -------     ------- -------
 End of period                 $7.350      $7.350       $7.270     $7.270      $7.150       $6.940    $7.010      $6.850  $6.530
                              -------      -------      -------    -------     -------     -------    -------    -------   -------
Total return (e)(f)             8.70% (g)   1.01% (g)    8.27%      1.94%(g)   10.18%        6.30%     9.61%      12.74%  (6.02)%
                              -------      -------      -------    -------     -------     -------    -------    -------  -------
RATIOS TO AVERAGE
 NET ASSETS:
Expenses                        0.65% (h)   1.40% (h)    0.71%      1.46%(h)    0.80%        0.70%     0.95%       0.66%   0.52%
Net investment income           6.29% (h)   5.54% (h)    6.44%      5.69%(h)    6.69%        7.02%     6.87%       7.28%   7.33%
Fees and expenses waived
  or borne by the Adviser       0.21% (h)   0.21% (h)    0.13%      0.13%(h)    0.05%        0.15%     0.15%       0.49%   0.63%
Portfolio turnover                19% (h)     19% (h)      19%        12%         11%          22%       40%        106%     94%
Net assets at end of
 period (000)               $337,409     $33,819     $324,012    $22,797    $295,459     $221,519  $155,514    $133,317  $113,774
--------------------------------------
(a) Net of fees and expenses
    waived or borne by the
    Adviser which amounted to $0.002      $0.002       $0.010     $0.010      $0.003       $0.010    $0.011      $0.033   $0.044

(b) The Fund changed its fiscal year end from November 30 to January 31 in 1992.
(c) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(d) Because of differences between book and tax basis accounting there was no return of capital for federal income tax purposes.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) Annualized.
(i) Represents a return of capital for book purposes only.

                                                                  CONNECTICUT
                           --------------------------------------------------------------------------------------------------------

                                                             Year ended January 31

                           --------------------------------------------------------------------------------------------------------
                                      1997                         1996                        1995
                                      ----                         ----                        ----
                            Class A        Class B        Class A        Class B       Class A       Class B
                            -------        -------        -------        -------       -------       -------
Net asset value -
 Beginning of period        $7.630         $7.630         $7.080         $7.080        $7.890        $7.890
                            -------        -------        -------        -------       -------       -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income(a)     0.393          0.338          0.400          0.345         0.418         0.363
Net realized and unrealized
 gain (loss)                (0.141)        (0.141)         0.552          0.552        (0.809)       (0.809)
                            -------        -------        -------        -------       -------       -------
   Total from Investment
    Operations               0.252          0.197          0.952          0.897        (0.391)       (0.446)
                            -------        -------        -------        -------       -------       -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income  (0.392)        (0.337)        (0.402)        (0.347)       (0.418)       (0.363)
In excess of net investment
 income                        ---            ---            ---            ---           ---           ---
From net realized gains        ---            ---            ---            ---        (0.001)       (0.001)
In excess of net realized
 gains                         ---            ---            ---            ---           ---           ---
                            -------        -------        -------        -------       -------       -------
  Total from Distributions
   Declared to Shareholders (0.392)        (0.337)        (0.402)        (0.347)       (0.419)       (0.364)
                            -------        -------        -------        -------       -------       -------
Net asset value -
 End of period              $7.490         $7.490         $7.630         $7.630        $7.080        $7.080
                            -------        -------        -------        -------       -------       -------
Total return(d)(e)           3.48%          2.71%         13.77%         12.93%       (4.85)%       (5.57)%
                            -------        -------        -------        -------       -------       -------
RATIOS TO AVERAGE NET ASSETS
Expenses                     0.59%(g)       1.34%(g)       0.51%(g)       1.25%(g)      0.32%         1.07%
Net investment income        5.28%(g)       4.53%(g)       5.42%(g)       4.68%(g)      5.81%         5.06%
Fees and expenses waived
 or borne by the Adviser     0.31%(g)       0.31%(g)       0.42%(g)       0.42%(g)      0.55%         0.55%
Portfolio turnover             21%            21%            13%            13%           22%           22%
Net assets at end of
 period (000)              $74,059        $81,437        $80,039        $82,785       $74,616       $73,580

--------------------------------------
(a) Net of fees and expenses
    waived or borne by the
    Adviser which amounted
    to                      $0.023         $0.023         $0.031         $0.031         $0.039       $0.039

(b) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(c) The Fund commenced investment operations on November 1, 1991.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(h) Annualized.


-----------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended                              Period ended
                                                       January 31                               January 31

-----------------------------------------------------------------------------------------------------------------------------------
                                          1994                             1993                     1992
                                          ----                             ----                     ----
                                Class A         Class B          Class A        Class B(b)        Class A(c)
                                -------         -------          -------        -------           -------
Net asset value -
 Beginning of period            $7.420          $7.420            $7.190         $7.200          $7.140
                                -------         -------          -------        -------         -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income(a)         0.429           0.372             0.449          0.256           0.118
Net realized and unrealized
 gain (loss)                     0.465           0.465             0.270          0.257           0.046
                                -------         -------          -------        -------         -------
   Total from Investment
    Operations                   0.894           0.837             0.719          0.513           0.164
                                -------         -------          -------        -------         -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income      (0.424)         (0.367)           (0.452)        (0.256)         (0.114)
In excess of net investment
 income                            ---             ---            (0.002)        (0.002)           ---
From net realized gains            ---             ---            (0.021)        (0.021)           ---
In excess of net realized
 gains                             ---             ---            (0.014)        (0.014)           ---
                                -------         -------          -------        -------         -------
  Total from Distributions
   Declared to Shareholders     (0.424)         (0.367)           (0.489)        (0.293)         (0.114)
                                -------         -------          -------        -------         -------
Net asset value -
 End of period                  $7.890          $7.890            $7.420         $7.420          $7.190
                                -------         -------          -------        -------         -------
Total return(d)(e)               12.30%          11.49%            10.34%          7.23%(f)        2.31%(f)
                                -------         -------          -------        -------         -------
RATIOS TO AVERAGE NET ASSETS
Expenses                          0.22%           0.97%            ---            0.75%(h)          ---
Net investment income             5.48%           4.73%             6.00%         5.25%(h)         4.68%(h)
Fees and expenses waived
 or borne by the Adviser          0.65%           0.65%             0.90%         0.90%(h)         1.32%(h)
Portfolio turnover                   5%              5%                4%            4%              53%(h)
Net assets at end of
 period (000)                  $91,436         $71,791           $63,126       $27,839          $12,349
------------------------------

(a) Net of fees and expenses
    waived or borne by the
    Adviser which amounted
    to                          $0.051          $0.051            $0.067        $0.042           $0.033

(b) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(c) The Fund commenced investment operations on November 1, 1991.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(h) Annualized.

                                                                                  FLORIDA
                                      ---------------------------------------------------------------------------------------------

                                                                            Year ended January 31
                                      ---------------------------------------------------------------------------------------------
                                               1997                      1996                    1995                  1994(b)
                                               ----                      ----                    ----                  -------
                                       Class A     Class B      Class A      Class B     Class A     Class B    Class A     Class B
                                       -------     -------      -------      ------      -------     -------    -------     -------
Net asset value - Beginning
 of period                             $7.620      $7.620        $7.100       $7.100      $7.930      $7.930     $7.500     $7.500
                                       -------     -------      -------      ------      -------     -------    -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                0.395       0.340         0.404        0.351       0.423       0.369      0.434      0.378
Net realized and unrealized
 gain (loss)                           (0.194)     (0.194)        0.535        0.533      (0.839)     (0.839)     0.420      0.420
                                       -------     -------      -------      ------      -------     -------    -------     -------
   Total from Investment Operations     0.201       0.146         0.939        0.884      (0.416)     (0.470)     0.854      0.798
                                       -------     -------      -------      ------      -------     -------    -------     -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income             (0.391)     (0.336)       (0.419)      (0.364)     (0.414)     (0.360)    (0.424)    (0.368)
                                       -------     -------      -------      ------      -------     -------    -------     -------
Net asset value - End of period        $7.430      $7.430        $7.620       $7.620      $7.100      $7.100     $7.930     $7.930
                                       -------     -------      -------      ------      -------     -------    -------     -------
Total return(c)(d)                      2.80%       2.03%        13.55%       12.72%     (5.11)%     (5.83)%     11.66%     10.85%
                                       -------     -------      -------      ------      -------     -------    -------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                0.56%(e)    1.31%(e)      0.45%(e)     1.18%(e)    0.22%       0.97%      0.05%      0.80%
Interest expense                             (f)         (f)        ---          ---         ---         ---        ---        ---
Net investment income                   5.31%(e)    4.56%(e)      5.45%(e)     4.72%(e)    5.92%       5.17%      5.40%      4.65%
Fees and expenses waived or borne
 by the Adviser                         0.44%(e)    0.44%(e)      0.55%(e)     0.55%(e)    0.73%       0.73%      0.88%      0.88%
Portfolio turnover                        69%         69%           83%          83%         45%         45%        19%        19%
Net assets at end of period (000)     $31,275     $33,341       $32,599      $35,741     $27,498     $31,116    $23,802    $31,513
--------------------------------------
(a) Net of fees and expenses
    waived or borne by the
    Adviser which amounted to          $0.032      $0.032        $0.040       $0.040      $0.052      $0.052     $0.071     $0.071

(b) The Fund commenced investment operations on February 1, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f) Rounds to less than 0.01%.

                                                            MASSACHUSETTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31

-----------------------------------------------------------------------------------------------------------------------------------
                                                          1997                         1996                         1995
                                                          ----                         ----                         ----
                                                Class A          Class B       Class A       Class B        Class A      Class B
                                                ------           -------       -------       -------        -------      -------
Net asset value -
 Beginning of period                             $8.040           $8.040        $7.390        $7.390         $8.130       $8.130
                                                 -------          -------       -------       -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                          0.415            0.357         0.424         0.367          0.444        0.388
 Net realized and
  unrealized gain (loss)                         (0.234)          (0.234)        0.650         0.650         (0.738)      (0.738)
                                                 -------          -------       -------       -------        -------      -------
   Total from Investment
    Operations                                    0.181            0.123         1.074         1.017         (0.294)      (0.350)
                                                 -------          -------       -------       -------        -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.411)          (0.353)       (0.424)       (0.367)        (0.446)      (0.390)
From net realized gains                            ---              ---           ---           ---           ----          ---
In excess of net realized
 gains                                             ---              ---           ---           ---           ----          ---
                                                 -------          -------       -------       -------        -------      -------
   Total Distributions
    Declared to Shareholders                     (0.411)          (0.353)       (0.424)       (0.367)        (0.446)      (0.390)
                                               --------          -------        -------       -------        -------      -------
Net asset value - End
 of period                                       $7.810           $7.810        $8.040        $8.040         $7.390       $7.390
                                               --------          -------        -------       -------        -------      -------
Total return(c)(d)                                 2.43%            1.66%        14.90%        14.05%         (3.49)%      (4.21)%
                                               --------          -------        -------       -------        -------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.90%(f)         1.65%(f)      0.85%(f)      1.60%(f)       0.72%        1.47%
Net investment income                              5.32%(f)         4.57%(f)      5.49%(f)      4.74%(f)       5.93%        5.18%
Fees and expense waived
  or borne by the Adviser                          0.00%(f)         0.00%(f)      0.06%(f)      0.06%(f)       0.12%        0.12%
Portfolio turnover                                   29%              29%           21%           21%            58%          58%
Net assets at end of
 period (000)                                  $184,221          $59,143      $207,759       $60,651       $193,303      $53,973
--------------------------------------
(a) Net of fees and expenses
    waived or borne by the
    Adviser which amounted
    to                                           $0.000           $0.000        $0.005        $0.005         $0.009       $0.009

(b) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                              1994                                 1993
                                                              ----                                 ----
                                                     Class A        Class B              Class A         Class B(b)
                                                     -------        -------              -------         -------
Net asset value -
 Beginning of period                                  $7.700         $7.700               $7.420          $7.450
                                                      ------         ------               ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                               0.453          0.395                0.481           0.272
 Net realized and
  unrealized gain (loss)                               0.439          0.439                0.301           0.275
                                                     -------        -------              -------         -------
   Total from Investment
    Operations                                         0.892          0.834                0.782           0.547
                                                     -------        -------              -------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.462)        (0.404)              (0.479)         (0.274)
From net realized gains                                 ---            ---                (0.002)         (0.002)
In excess of net realized
 gains                                                  ---            ---                (0.021)         (0.021)
                                                     -------         ------               -------         -------
   Total Distributions
    Declared to Shareholders                          (0.462)        (0.404)              (0.502)         (0.297)
                                                     -------         -------              -------         -------
Net asset value - End
 of period                                            $8.130         $8.130               $7.700          $7.700
                                                     -------         -------              -------         -------
Total return(c)(d)                                     11.86%         11.05%               10.87%           1.11%(e)
                                                     -------         -------              -------         -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                0.64%          1.39%                0.54%           1.29%(g)
Net investment income                                   5.68%          4.93%                6.38%           5.63%(g)
Fees and expense waived
  or borne by the Adviser                               0.21%          0.21%                0.33%           0.33%(g)
Portfolio turnover                                         7%             7%                   7%              7%
Net assets at end of
 period (000)                                       $225,636        $51,819             $186,526         $17,282
--------------------------------------
 (a) Net of fees and expenses
    waived or borne by the
    Adviser which amounted
    to                                                $0.016         $0.016               $0.025          $0.016

(b) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.


                                                            MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Period ended
                                                                                                       January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1992        1991         1990         1989          1988(b)
                                                     ----        ----         ----         ----          -------
                                                    Class A      Class A     Class A       Class A      Class A
                                                    -------      -------     -------       -------      -------
Net asset value - Beginning of period               $7.120        $7.080       $7.190     $7.060       $7.140
                                                    ------        ------       ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                             0.505         0.523        0.515      0.517        0.407
 Net realized and unrealized gain (loss)             0.295         0.041       (0.107)     0.129       (0.085)
                                                     -----         -----       -------     -----       -------
   Total from Investment Operations                  0.800         0.564        0.408      0.646        0.322
                                                     -----         -----        -----      -----        -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.500)       (0.524)      (0.518)    (0.516)      (0.402)
    Total Distributions Declared to Shareholders    (0.500)       (0.524)      (0.518)    (0.516)      (0.402)
                                                    -------       -------      -------    -------      -------
Net asset value - End of period                     $7.420        $7.120       $7.080     $7.190       $7.060
                                                    ------        ------       ------     ------       ------
Total return(c)(d)                                   11.61%         8.31%        5.86%      9.55%        4.80% (e)
                                                     ------         -----        -----      -----        ------
RATIOS TO AVERAGE NET ASSETS
Expenses                                             0.46%          0.30%        0.45%      0.22%         --
Net investment income                                6.89%          7.34%        7.17%      7.30%        7.47% (f)
Fees and expense waived
     or borne by the Adviser                         0.43%          0.65%        0.89%      1.94%        2.90% (f)
Portfolio turnover                                     14%            30%          25%        44%         104% (f)
Net assets at end of period (000)                $145,957        $85,301      $42,167    $21,987       $7,563
--------------------------------

(a) Net of fees and expenses waived or borne by
    the Adviser which amounted to                  $0.032         $0.046       $0.064     $0.137       $0.157

(b) The Fund commenced investment operations on April 10, 1987.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.

                                                              MICHIGAN
------------------------------------------------------------------------------------------------------------------------------------

                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                          1997                         1996                            1995
                                          ----                         ----                            ----
                                  Class A      Class B        Class A         Class B         Class A         Class B
                                -----------  -----------    -----------     -----------     -----------     -----------
Net asset value - Beginning
 of period                        $7.130        $7.130        $6.660          $6.660           $7.340           $7.340
                                  ------        ------        ------          ------           ------           ------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)          0.354         0.302         0.368           0.317            0.410            0.359
Net realized and unrealized
 gain (loss)                      (0.198)       (0.198)        0.484           0.484           (0.689)          (0.689)
                                  -------       -------        -----           -----           -------          -------
 Total from Investment Operations  0.156         0.104         0.852           0.801           (0.279)          (0.330)
                                   -----         -----         -----           -----           -------          -------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income        (0.354)       (0.303)       (0.382)         (0.331)          (0.401)          (0.350)
From capital paid in               --             --             --              --               --               --
In excess of net investment
 income                           (0.002)       (0.001)          --              --               --               --
                                  -------       -------       -------         -------          -------          -------
  Total Distributions Declared
   to Shareholders                (0.356)       (0.304)       (0.382)         (0.331)          (0.401)          (0.350)
                                  -------       -------       -------         -------          -------          -------
Net asset value - End of period   $6.930        $6.930        $7.130          $7.130           $6.660           $6.660
                                  ------        ------        ------          ------           ------           -------
Total return (c)(d)                2.35%         1.58%        13.13%          12.30%           (3.66)%          (4.39)%
                                   -----         -----        ------          ------           -------          -------
RATIOS TO AVERAGE NET ASSETS
Expenses                           0.89%(f)      1.64%(f)      0.80%(f)        1.55%(f)         0.62%            1.37%
Net investment income              5.12%(f)      4.37%(f)      5.34%(f)        4.59%(f)         6.08%            5.33%
Fees and expense waived
     or borne by the Adviser       0.12%(f)      0.12%(f)      0.25%(f)        0.25%(f)         0.32%            0.32%
Portfolio turnover                   25%           25%           48%             48%              40%              40%
Net assets at end of
 period (000)                   $39,606       $13,364       $43,308         $15,236          $41,844          $14,144
___________

(a) Net of fees and expenses waived
    or borne by the Adviser which
    amounted to                  $0.008        $0.008        $0.017          $0.017           $0.022           $0.022

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                          1994                     1993
                                          ----                     ----
                                    Class A   Class B     Class A    Class B(b)
                                   -------   -------     ---------   ---------
Net asset value - Beginning         $6.970     $6.970      $6.730      $6.950
 of period                          ------     ------      ------      ------

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)            0.404      0.351       0.405       0.167
Net realized and unrealized
 gain (loss)                         0.356      0.356       0.250       0.029
                                     -----      -----       -----       -----

 Total from Investment Operations    0.760      0.707       0.655       0.196
                                     -----      -----       -----       -----
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income          (0.390)    (0.337)     (0.407)     (0.168)
From capital paid in                 --         --         (0.008)     (0.008)
In excess of net investment          --         --          --          --
  income                             --         --          --          --
                                    -------    -------     -------     -------
  Total Distributions Declared      (0.390)    (0.337)     (0.415)     (0.176)
   to Shareholders
                                     ------     ------      ------      ------
Net asset value - End of period     $7.340     $7.340      $6.970      $6.970
                                    ------     ------      ------       --------
Total return (c)(d)                 11.16%     10.36%      10.04%       0.98%(e)

RATIOS TO AVERAGE NET ASSETS
Expenses                             0.66%      1.41%       0.88%       1.63%(g)

Net investment income                5.61%      4.86%       5.86%       5.11%(g)
Fees and expense waived
     or borne by the Adviser         0.33%      0.33%       0.32%       0.32%(g)

Portfolio turnover                      7%         7%         14%         14%
Net assets at end of              $45,570    $15,030     $36,024      $6,670
 period (000)
 __________

(a) Net of fees and expenses waived
    or borne by the Adviser which
    amounted to                    $0.024     $0.024      $0.022      $0.009

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                                                              MICHIGAN
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                  1992             1991             1990             1989             1988
                                               -----------      -----------      -----------      -----------      -----------
                                                Class A          Class A          Class A          Class A          Class A
                                               -----------      -----------      -----------      -----------      -----------
Net asset value - Beginning of period            $6.520           $6.520           $6.690           $6.550           $7.260
                                               -----------      -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                         0.432            0.441            0.422            0.438            0.495
Net realized and unrealized gain (loss)           0.208           (0.001)          (0.168)           0.133           (0.709)
                                                  -----           -------          -------           -----           -------
 Total from Investment Operations                 0.640            0.440            0.254            0.571           (0.214)
                                                  -----            -----            -----            -----           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.430)          (0.440)          (0.424)          (0.431)          (0.496)
                                                  ------          -------          -------          -------          -------
  Total Distributions Declared to Shareholders   (0.430)          (0.440)          (0.424)          (0.431)          (0.496)
                                                  ------          -------          -------          -------          -------
Net asset value - End of period                  $6.730           $6.520           $6.520           $6.690           $6.550
                                                  -----           ------           ------           ------           ------
Total return (b)(c)                              10.12%            7.01%            3.90%            9.08%           (2.68)%
                                                 ------            -----            -----            -----           -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                          0.95%            1.00%            1.42%            1.29%            0.38%
Net investment income                             6.50%            6.79%            6.37%            6.73%            7.38%
Fees and expense waived
     or borne by the Adviser                      0.35%            0.40%            0.30%            0.51%            1.36%
Portfolio turnover                                   5%              18%              16%              57%              58%
Net assets at end of period (000)              $28,608          $24,273          $18,870          $20,112          $21,426
___________

(a) Net of fees and expenses waived or borne
    by the Adviser which amounted to            $0.023           $0.026           $0.020           $0.033           $0.089

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

                                                              MINNESOTA
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                        1997                         1996                             1995
                                                        ----                         ----                             ----
                                               Class A        Class B       Class A         Class B         Class A          Class B
                                               -------        -------       -------         -------         -------          -------
Net asset value - Beginning of period          $7.350         $7.350        $6.840          $6.840          $7.480           $7.480
                                               -------        -------       -------         -------         -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                        0.369          0.316         0.384           0.332           0.415            0.363
 Net realized and unrealized gain (loss)       (0.222)        (0.222)        0.516           0.516          (0.642)          (0.642)
                                               -------        -------        -----           -----          -------          -------
 Total from Investment Operations               0.147          0.094         0.900           0.848          (0.227)          (0.279)
                                                -----          -----         -----           -----          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                     (0.367)        (0.314)       (0.390)         (0.338)         (0.413)          (0.361)
From net realized gains                          --             --            --              --              --               --
                                               -------        -------       -------         -------         -------          -------
 Total Distributions Declared to Shareholders  (0.367)        (0.314)       (0.390)         (0.338)         (0.413)          (0.361)
                                               -------        -------       -------         -------         -------          -------
Net asset value - End of period                $7.130         $7.130        $7.350          $7.350          $6.840           $6.840
                                               ------         ------        ------          ------          ------           ------
Total return (c)(d)                             2.16%          1.40%        13.50%          12.66%          (2.92)%          (3.65)%
                                                -----          -----        ------          ------          -------          -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.90%(f)       1.65%(f)      0.85%(f)        1.60%(f)        0.72%            1.47%
Net investment income                           5.19%(f)       4.44%(f)      5.41%(f)        4.66%(f)        5.98%            5.23%
Fees and expense waived
     or borne by the Adviser                    0.13%(f)       0.13%(f)      0.24%(f)        0.24%(f)        0.26%            0.26%
Portfolio turnover                                27%            27%           42%             42%             26%              26%
Net assets at end of period (000)            $34,986        $19,389       $36,586         $19,083         $35,846          $14,731
________________
(a) Net fees and expenses
    waived or borne by the
    Adviser which amounted to                 $0.009         $0.009        $0.016          $0.016          $0.018           $0.018

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                                                                 1994                              1993
                                                                 ----                              ----
                                                       Class A           Class B          Class A        Class B(b)
                                                       -------           -------          -------        ----------
Net asset value - Beginning of period                   $7.160           $7.160           $7.030          $7.210
                                                        ------           ------           ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                 0.419            0.364            0.449           0.191
Net realized and unrealized gain (loss)                  0.323            0.323            0.125          (0.049)
                                                         -----            -----            -----          -------
 Total from Investment Operations                        0.742            0.687            0.574           0.142
                                                          -----            -----            -----           -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.422)          (0.367)          (0.444)         (0.192)
From net realized gains                                  --               --                 --              --
                                                        -------          -------          -------         -------
 Total Distributions Declared to Shareholders           (0.422)          (0.367)          (0.444)         (0.192)
                                                        -------          -------          -------         -------
Net asset value - End of period                         $7.480           $7.480           $7.160          $7.160
                                                        ------           ------           ------          ------
Total return (c)(d)                                      10.62%            9.81%            8.41%           2.01%(e)
                                                        ------            -----            -----          --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                  0.82%            1.57%            0.85%           1.60%(g)
Net investment income                                     5.69%            4.94%            6.33%           5.58%(g)
Fees and expense waived
     or borne by the Adviser                              0.20%            0.20%            0.35%           0.35%(g)
Portfolio turnover                                           9%               9%               5%              5%
Net assets at end of period (000)                      $41,326          $10,317          $35,017          $2,173
________________
(a) Net of fees and expenses
    waived or borne by the
    Adviser which amounted to                           $0.015           $0.015           $0.025          $0.009

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                                                              MINNESOTA
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                   1992          1991           1990           1989        1988
                                                   ----          ----           ----           ----        ----
                                               Class A         Class A           Class A     Class A     Class A
                                               -------         -------           -------     -------     -------
Net asset value - Beginning of period            $6.930          $6.820            $6.850      $6.820      $7.310
                                                 ------          ------            ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                          0.461           0.467             0.440       0.434       0.499
Net realized and unrealized gain (loss)           0.098           0.108            (0.032)      0.034      (0.490)
                                                  -----           -----            -------      -----      -------
 Total from Investment Operations                 0.559           0.575             0.408       0.468       0.009
                                                  -----           -----             -----       -----       -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.458)         (0.465)           (0.438)     (0.438)     (0.497)
From net realized gains                           ---            ---                ---         ---        (0.002)
From capital paid in                             (0.001) (b)     ---                ---         ---         ---
                                                 -----------     -------           -------     -------     -------
 Total Distributions Declared to Shareholders    (0.459)         (0.465)           (0.438)     (0.438)     (0.499)
                                                 -------         -------           -------     -------     -------
Net asset value - End of period                  $7.030          $6.930            $6.820      $6.850      $6.820
                                                 -------         -------           -------     -------     -------
Total return (c)(d)                                8.33%           8.70%             6.11%       7.15%       0.47%
RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.88%           1.00%             1.41%       1.47%       0.55%
Net investment income                              6.58%           6.77%             6.40%       6.41%       7.22%
Fees and expense waived
     or borne by the Adviser                       0.42%           0.37%             0.28%       0.39%       1.36%
Portfolio turnover                                    1%              7%               13%         20%         43%
Net assets at end of period (000)               $30,676         $24,188           $19,100     $19,721     $17,533
_____________________________

(a) Net of fees and expenses waived
    or borne by the Adviser which amounted to    $0.029          $0.026            $0.019      $0.027      $0.094

(b) Because of differences between book and tax basis accounting, there was no return of capital for federal income tax purposes.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

                                                              NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                       1997                            1996                       1995
                                                       ----                            ----                       ----
                                              Class A         Class B         Class A          Class B      Class A   Class B
                                              -------         -------         -------          -------      -------   -------
Net asset value - Beginning of period           $7.250         $7.250          $6.680         $6.680         $7.500    $7.500
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                         0.393          0.340           0.401          0.349          0.427     0.376
Net realized and unrealized gain (loss)         (0.207)        (0.207)          0.576          0.576         (0.834)   (0.834)
                                                -------        -------         ------         -------        -------   -------
Total from Investment Operations                 0.186          0.133           0.977          0.925         (0.407)   (0.458)
                                                 -----          -----           -----          -----         ------    ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.396)        (0.343)         (0.407)        (0.355)        (0.413)   (0.362)
In excess of net investment income                 --             --              --             --             --       --
                                                 -----          -----           -----          -----         ------    ------
 Total Distributions Declared to Shareholders   (0.396)        (0.396)         (0.407)        (0.355)        (0.413)   (0.362)
                                                ------         ------          ------         ------         ------    ------
Net asset value - End of period                 $7.040         $7.040          $7.250         $7.250         $6.680    $6.680
Total return (c)(d)                             ------         ------          ------         ------         ------    ------
                                                  2.76%          1.99%          14.99%         14.15%         (5.32)%   (6.04)%
RATIOS TO AVERAGE NET ASSETS:                   ------         ------          ------         -------        -------   ------
Expenses
Net investment income                             0.65%(f)       1.40%(f)        0.58%(f)       1.33%(f)       0.42%     1.17%
Fees and expense waived                           5.56%(f)       4.81%(f)        5.72%(f)       4.97%(f)       6.25%     5.50%
     or borne by the Adviser
Portfolio turnover                                0.29%(f)       0.29%(f)        0.38%(f)       0.38%(f)       0.46%     0.46%
Net assets at end of period (000)                   78%            78%             39%            39%            65%       65%
_____________________________                  $50,648        $52,861         $56,795        $53,505        $53,322   $43,166
(a) Net of fees and expenses waived or borne
    by the Adviser which amounted to            $0.020         $0.020          $0.026         $0.026         $0.032    $0.032

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.


                                                              1994                   1993
                                                              ----                   ----
                                                      Class A     Class B     Class A   Class B(b)
                                                      -------     -------     -------   ----------
Net asset value - Beginning of period                 $7.090       $7.090     $6.840      $7.130
                                                      ------       ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                               0.421        0.368      0.438       0.182
Net realized and unrealized gain (loss)                0.407        0.407      0.260      (0.029)
                                                      ------       ------     ------      ------
Total from Investment Operations                       0.828        0.775      0.698       0.153
                                                      ------       ------     ------      ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.418)      (0.365)    (0.445)     (0.190)
In excess of net investment income                     ---         ---        (0.003)     (0.003)
                                                      ------       ------     ------      ------
 Total Distributions Declared to Shareholders         (0.418)      (0.365)    (0.448)     (0.193)
                                                      ------       ------     ------      ------
Net asset value - End of period                       $7.500       $7.500     $7.090      $7.090
                                                      ------       ------     ------      ------
Total return (c)(d)                                    11.95%       11.14%     10.50%       1.16%(e)
                                                      ------       ------     ------      ------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                0.62%        1.37%      0.96%       1.71%(g)
Net investment income                                   5.68%        4.93%      6.25%       5.50%(g)
Fees and expense waived
     or borne by the Adviser                            0.29%        0.29%      0.06%       0.06%(g)
Portfolio turnover                                        25%          25%         7%          7%
Net assets at end of period (000)                    $63,527      $45,061    $53,779     $14,743
____________________________________________

(a) Net of fees and expenses waived or borne
    by the Adviser which amounted to                  $0.021       $0.021     $0.004      $0.001

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                                                              NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                   1992            1991              1990              1989           1988
                                                   ----            ----              ----              ----           ----
                                                  Class A         Class A              Class A        Class A       Class A
                                                  -------         -------              -------        -------       -------
Net asset value - Beginning of period              $6.600          $6.590               $6.690         $6.620        $7.310
                                                   ------          ------               ------         ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                            0.453           0.459                0.441          0.427         0.488
Net realized and unrealized gain (loss)             0.242           0.013               (0.116)         0.073        (0.687)
                                                    -----           -----               -------         -----        -------
Total from Investment Operations                    0.695           0.472                0.325          0.500        (0.199)
                                                    -----           -----                -----          -----        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.455)         (0.462)              (0.425)        (0.430)       (0.491)
In excess of net investment income                  ---            ---                    ---           ---           ---
                                                   -------         -------              -------        -------       -------
 Total Distributions Declared to Shareholders      (0.455)         (0.462)              (0.425)        (0.430)       (0.491)
                                                   -------         -------              -------        -------       -------
Net asset value - End of period                    $6.840          $6.600               $6.590         $6.690        $6.620
                                                    ------          ------               ------         ------        ------
Total return (b)(c)                                 10.86%           7.42%                4.98%          7.89%        (2.44)%
                                                    ------           -----                -----          -----        -------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                             1.00%           1.04%                1.46%          1.46%         0.49%
Net investment income                                6.71%           6.99%                6.62%          6.52%         7.35%
Fees and expense waived
     or borne by the Adviser                         0.14%           0.24%                0.05%          0.10%         1.04%
Portfolio turnover                                     17%              6%                  41%            53%          112%
Net assets at end of period (000)                 $40,233         $31,691              $23,124        $25,360       $26,588
_____________________________

(a) Net fees and expenses waived or borne
    by the Adviser which amounted to               $0.009          $0.016               $0.003         $0.007        $0.070

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.


                                                           NORTH CAROLINA
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                          1997                          1996
                                                          ----                          ----
                                                  Class A        Class B        Class A       Class B
                                                  -------        -------        -------       -------
Net asset value - Beginning of period              $7.270         $7.270         $6.680        $6.680
                                                   ------         ------         ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                            0.376          0.322          0.386         0.334
Net realized and unrealized gain (loss)            (0.150)        (0.150)         0.588         0.588
                                                   -------        -------         -----         -----
   Total from Investment Operations                 0.226          0.172          0.974         0.922
                                                    -----          -----          -----         -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.376)        (0.322)        (0.384)       (0.332)
                                                   -------        -------        -------       -------
Net asset value - End of period                    $7.120         $7.120         $7.270        $7.270
                                                   ------         ------         ------        ------
Total return(c)(d)                                   3.29%          2.51%         14.91%        14.07%
                                                     -----          -----         ------        ------
RATIOS TO AVERAGE NET ASSETS
Expenses                                             0.45%(f)       1.20%(f)       0.33%(f)      1.08%(f)
Net investment income                                5.29%(f)       4.54%(f)       5.47%(f)      4.72%(f)
Fees and expenses waived or borne by the Adviser     0.66%(f)       0.66%(f)       0.76%(f)      0.76%(f)
Portfolio turnover                                     38%            38%            34%           34%
__________________________________

(a) Net  of fees and expenses waived or borne
    by the Adviser which amounted to               $0.047         $0.047         $0.053        $0.053

(b) The Fund commenced investment operations on September 1, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                                                           1995                           1994(b)
                                                           ----                         -----------
                                                   Class A      Class B         Class A            Class B
                                                   -------      -------         -------            -------
Net asset value - Beginning of period               $7.500       $7.500          $7.500             $7.500
                                                   -------      -------         -------             ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                             0.396        0.345           0.164              0.141
Net realized and unrealized gain (loss)             (0.822)      (0.822)          ---                ---
                                                   -------       -------        -------             ------
   Total from Investment Operations                 (0.426)      (0.477)          0.164              0.141
                                                   -------       -------        -------             ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.394)      (0.343)         (0.164)            (0.141)
                                                   -------       -------        -------             -------
Net asset value - End of period                     $6.680       $6.680          $7.500             $7.500
                                                   -------       -------        -------             -------
Total return(c)(d)                                   (5.55)%      (6.27)%          2.22%(e)           1.90%(e)
                                                   -------       -------        -------             -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                              0.12%        0.87%           0.10%(g)           0.85%(g)
Net investment income                                 5.83%        5.08%           4.91%(g)           4.16%(g)
Fees and expenses waived or borne by the Adviser      0.93%        0.93%           1.20%(g)           1.20%(g)
Portfolio turnover                                      37%          37%              1%(g)              1%(g)

_______________________________
(a) Net  of fees and expenses waived or borne
    by the Adviser which amounted to                $0.063       $0.063          $0.040             $0.040

(b) The Fund commenced investment operations on September 1, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                                                                OHIO
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                             1997                           1996                        1995
                                                             ----                           ----                        ----
                                                    Class A        Class B         Class A        Class B      Class A      Class B
                                                    -------        -------         -------        -------      -------      -------
Net asset value - Beginning of period               $7.510         $7.510           $6.930        $6.930        $7.670      $7.670
                                                    ------         ------           ------        ------        ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                             0.372          0.318            0.375         0.321         0.401       0.348
 Net realized and unrealized gain (loss)            (0.179)        (0.179)           0.585         0.585        (0.745)     (0.745)
                                                    -------        -------           -----         -----        -------     -------
     Total from Investment Operations                0.193          0.139            0.960         0.906        (0.344)     (0.397)
                                                     -----          -----            -----         -----        -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.363)        (0.309)          (0.380)       (0.326)       (0.396)     (0.343)
From capital paid in                                 ---            ---              ---           ---          ---           ---
                                                    -------        -------          -------       -------       -------     -------
Total Distributions Declared to Shareholders        (0.363)        (0.309)          (0.380)       (0.326)       (0.396)     (0.343)
                                                    -------        -------          -------       -------       -------     -------
Net asset value - End of period                     $7.340         $7.340           $7.510        $7.510        $6.930      $6.930
                                                    ------         ------           ------        ------        ------      ------
Total return (c)(d)                                   2.75%          1.98%           14.18%        13.34%        (4.38)%     (5.10)%
                                                      -----          -----           ------        ------        -------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                              0.88%(f)       1.63%(f)         0.85%(f)      1.60%(f)      0.72%       1.47%
Net investment income                                 5.09%(f)       4.34%(f)         5.19%(f)      4.44%(f)      5.71%       4.96%
Fees and expenses waived
     or borne by the Adviser                          0.04%(f)       0.04%(f)         0.11%(f)      0.11%(f)      0.16%       0.16%
Portfolio turnover                                      31%            31%              31%           31%           33%         33%
Net assets at end of period (000)                  $65,190        $49,474          $74,383       $56,160       $72,123     $53,547
____________________________
(a) Net of fees and expenses waived or
    borne by the Adviser which amounted to          $0.003         $0.003           $0.008        $0.008        $0.011      $0.011

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.


                                                              1994                    1993
                                                              ----                     ----
                                                     Class A        Class B    Class A   Class B(b)
                                                     -------        -------    -------   ----------

Net asset value - Beginning of period                 $7.290        $7.290     $7.090     $7.330
                                                      ------        ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                               0.406         0.351      0.444     0.185
 Net realized and unrealized gain (loss)               0.389         0.389      0.204     (0.033)
                                                       -----         -----      -----  - -------
     Total from Investment Operations                  0.795         0.740      0.648     0.152
                                                       -----         -----      -----     -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.411)       (0.356)    (0.448)   (0.192)
From capital paid in                                  (0.004)       (0.004)      ---       ---
                                                      -------       -------    -------   -------
Total Distributions Declared to Shareholders          (0.415)       (0.360)    (0.448)   (0.192)
                                                      -------       -------    -------   -------
Net asset value - End of period                       $7.670        $7.670     $7.290    $7.290
                                                      ------        ------     ------    -------
Total return (c)(d)                                    11.17%        10.36%      9.41%     0.85%(e)
                                                      -------        ------    -------   -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                0.82%         1.57%      1.00%     1.75%(g)
Net investment income                                   5.34%         4.59%      6.18%     5.43%(g)
Fees and expenses waived
     or borne by the Adviser                            0.09%         0.09%      0.03%     0.03%(g)
Portfolio turnover                                         3%            3%        13%       13%
Net assets at end of period (000)                    $79,394       $51,212    $62,439    $7,293
_____________________________

(a) Net of fees and expenses waived or
    borne by the Adviser which amounted to            $0.007        $0.007     $0.002        ---

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and direct brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) Annualized.

                                                                OHIO
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended January 31
------------------------------------------------------------------------------------------------------------------------------------
                                                      1992         1991         1990           1989            1988
                                                      ----         ----         ----           ----            ----
                                                     Class A      Class A      Class A        Class A         Class A
                                                     -------      -------      -------        -------         -------
Net asset value - Beginning of period                $6.880      $6.750         $6.850         $6.640          $7.260
                                                     ------      ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                              0.457       0.462          0.463          0.448           0.499
 Net realized and unrealized gain (loss)              0.208       0.138         (0.114)         0.204          (0.615)
                                                      -----       -----         -------         -----          -------
     Total from Investment Operations                 0.665       0.600          0.349          0.652          (0.116)
                                                      -----       -----          -----          -----          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.455)     (0.470)        (0.449)        (0.442)         (0.503)
From capital paid in                                    --         --             --             --              --
From net realized gains                                 --         --             --             --            (0.001)
                                                     -------     -------        -------        -------         -------
Total Distributions Declared to Shareholders         (0.455)     (0.470)        (0.449)        (0.442)         (0.504)
                                                     -------     -------        -------        -------         -------
Net asset value - End of period                      $7.090      $6.880         $6.750         $6.850          $6.640
                                                     -------     -------        -------        -------         -------
Total return (b) (c)                                  10.00%       9.21%          5.21%         10.22%          (1.25)%
                                                     -------     -------        -------        -------         -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                               1.00%       1.00%          1.27%          1.28%           0.41%
Net investment income                                  6.57%       6.83%          6.77%          6.74%           7.49%
Fees and expenses waived
     or borne by the Adviser                           0.09%       0.15%          0.06%          0.34%           1.12%
Portfolio turnover                                       13%         11%            45%            89%             69%
Net assets at end of period (000)                   $50,281     $41,158        $27,433        $27,676         $27,320
_____________________________

(a) Net of fees and expenses waived or borne
    by the Adviser which amounted to                 $0.006      $0.010         $0.004         $0.022          $0.074

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

Further performance information is contained in each Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUNDS' INVESTMENT OBJECTIVE

Each Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal and its state's personal income tax (if any) and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Florida and Michigan Funds' shares are intended to be exempt from their respective states' intangibles tax.

HOW THE FUNDS PURSUE THEIR OBJECTIVE AND CERTAIN RISK FACTORS

Each Fund invests primarily in investment grade debt securities of any maturity, the interest on which is exempt from federal income tax and that state's personal income tax (if any), other than any alternative minimum tax (State Bonds); in the case of the Florida and Michigan Funds, the State Bonds are exempt from the state intangibles tax. Investment grade securities are those rated at least Baa by Moody's Investors Service (Moody's), BBB by Standard & Poor's Corporation (S&P), comparably rated by another national rating service or unrated but considered similar in quality by the Adviser. Bonds rated BBB or Baa are considered to have some speculative characteristics and could be more adversely affected by unfavorable economic developments than higher rated bonds.

Each Fund may invest up to 25% of its net assets in securities rated below investment grade (or comparable unrated securities), but not below CCC by S&P, Caa by Moody's or comparable rating by another national rating service. Each Fund may invest up to 25% of its assets in unrated State Bonds and other unrated securities, subject to applicable state requirements.

Each Fund under normal circumstances will invest at least 80% of its assets in its State's Bonds and will limit investments in securities that are not State Bonds to a maximum of 20% of the Fund's total assets, subject to applicable state requirements. The Minnesota Fund intends to invest its assets so that at least 95% of its exempt-interest dividends each year are derived from certain Minnesota sources, as specified by Minnesota law. There may not always be a sufficient supply of State Bonds to enable the Funds to achieve their objective, however, in periods of unusual market conditions, when the Adviser considers it appropriate, each Fund may temporarily invest up to 50% of its total assets in assets that are not State Bonds, subject to applicable state requirements. The Adviser relies on the opinion of bond counsel to each issuer as to the tax-exempt status of the issue. Each Fund limits investments in State Bonds subject to individual alternative minimum tax to a maximum of 20% of total assets.

Each Fund may invest, under normal conditions, up to 20% of its total assets in high quality, short-term obligations of banks or corporations (rated at least Prime-2 by Moody's, A-2 by S&P, comparably rated by another national rating service or unrated but considered comparable by the Adviser), the U.S. government, and repurchase agreements. These investments are subject to federal and/or state income tax. In addition, gains realized upon the sale of portfolio securities may be taxable when distributed by the Fund. Under a repurchase agreement, a Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian, and constitutes that Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 15% of each Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.

The value of debt securities (and thus of Fund shares) usually fluctuates inversely to changes in interest rates. Mutual funds investing in taxable securities may have higher yields than the Funds. Certain bonds do not pay interest in cash on a current basis. However, the Funds will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions. Certain variable rate debt securities (known as "inverse floaters") pay interest rates that move inversely to changes in short-term market interest rates. These securities' values move inversely to changes in long-term rates. The values of certain inverse floaters will change substantially more, given a change in long-term rates, than would a traditional debt security of similar maturity. Many bonds have call features, under which the issuer can repay the bond before its stated maturity. If a bond is called, the Funds may only be able to invest the proceeds at lower yields.

"When-Issued" Securities. To participate in the new issues market, each Fund may without limit acquire securities on a "when-issued" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. High quality securities in an amount equal to the when-issued securities are maintained in a segregated account at the custodian. If made through a dealer, the contract is dependent on the dealer's consummation of the sale. The dealer's failure could deprive a Fund of an advantageous yield or price. These contracts may be considered securities and involve risk to the extent that the value of the underlying security changes prior to settlement. A Fund may realize short-term profits or losses if the contracts are sold.

Lower Rated Debt Securities. Lower rated debt securities (commonly referred to as junk bonds) are debt securities which are not considered to be investment grade (that is, they are rated below BBB by S&P or below Baa by Moody's or unrated but considered by the Adviser to be of comparable credit quality). For a description of S&P's and Moody's rating systems, see the Appendix to this Prospectus. Lower rated bonds are generally considered more speculative and likely to default than higher quality bonds. Because of the increased risk of default, lower rated debt securities generally have higher yields than higher quality debt securities. Regarding lower rated debt securities: (i) an economic downturn may more significantly impact their potential for default as compared to debt securities of higher quality, and (ii) the secondary market for such securities may at times be less liquid or respond more adversely to negative publicity or investor perceptions, making it more difficult to value or dispose of the securities. The likelihood that these securities will help the Funds achieve their investment objective is more dependent on the Adviser's own credit analysis.

Options And Futures. Each Fund may write covered call and put options and purchase call and put options on debt securities. A call option gives the purchaser the right to buy a security from, and a put option the right to sell a security to, the option writer at a specified price, on or before a specified date. A Fund will pay a premium when purchasing an option, which reduces a Fund's return on the underlying security if the option is exercised and results in a loss if the option expires unexercised. A Fund will receive a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Fund is unable to close out an unexpired option, the Fund must continue to hold the underlying security until the option expires. Trading hours for options may differ from the trading hours for the underlying securities. Thus, significant price movements may occur in the securities markets that are not reflected in the options market. This may limit the effectiveness of options as hedging devices.

Each Fund may buy or write options that are not traded on national securities exchanges and not protected by the Options Clearing Corporation. These transactions are effected directly with a broker-dealer, and each Fund bears the risk that the broker-dealer will fail to meet its obligations. The market value of such options and other illiquid assets will not exceed 15% of each Fund's net assets.

Index and Interest Rate Futures. For hedging purposes each Fund may purchase or sell (1) interest rate and tax-exempt bond index futures contracts and (2) put and call options on such contracts and on such indices. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument at the time and in the amount specified in the contract. Although a futures contract calls for delivery (or acceptance) of the specified instrument, a futures contract is usually closed out before the settlement date through the purchase (sale) of a comparable contract. If the initial sale price of the future exceeds (or is less than) the price of the offsetting purchase, the Fund realizes a gain (or loss). Options on futures contracts operate in a similar manner to options on securities, except that the position assumed is in the futures contracts rather than in the security. A Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's total assets. Transactions in futures and related options involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different trading hours, (3) the possible absence of a liquid secondary market at any point in time, and (4) if the Adviser's prediction on interest rates is inaccurate, the Fund may be worse off than if it had not hedged.

Borrowing of Money. Each Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, a Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets.

Special Considerations. State Bonds include general obligation bonds (GOs), revenue bonds (RBs) and industrial revenue bonds (IRBs). GOs are payable from the issuer's unrestricted revenues and may depend on appropriation by the applicable legislative body. RBs are payable only from a specified revenue source, not the unrestricted revenues of the issuer. An IRB generally is payable only from the revenues of the corporate user of a facility and consequently its credit rating relates to that of the corporate user. Each Fund may invest more than 25% of its total assets in IRBs, but intends to limit investments in IRBs which are based on the credit of private entities in any one industry to 25% or less.

State Fiscal Conditions. The value of each Fund's shares may be affected by factors pertaining to its state's economy (which may affect issuer tax revenues) and the ability of issuers of State Bonds to meet their obligations, and may fluctuate more widely than the value of shares of a portfolio investing in a number of different states. The availability of federal, state and local aid to issuers of State Bonds may also affect their ability to meet their obligations. Payments of principal and interest on RBs and IRBs will depend on the economic condition of the specific revenue source, which could be affected by economic, political and demographic conditions in the relevant state. There is no assurance that any issuer of a State Bond will make full and timely payments of principal and interest or remain solvent. For example, in December 1994, Orange County, California filed for protection under the federal bankruptcy laws. A reduction in the actual or perceived ability of an issuer of State Bonds to meet its obligations (including a reduction in the rating of its outstanding securities) could also affect adversely the value and marketability of State Bonds.

California. Following its worst economic period since the 1930s, the California economy has entered into a period of steady growth. The recession of the early 1990's resulted in significant job losses particularly in construction, manufacturing (especially aerospace), and financial services. In 1994, employment growth resumed, led by high technology, electronic manufacturing and motion picture production sectors.

The State's finances have improved markedly reflecting the economy's rebound. Substantial deficits which were amassed during the early 1990s have largely been eliminated. In 1996, the State's credit rating was upgraded by both Standard and Poor's and Fitch Investors Service.

Certain California State Bonds rely on real property taxes as a source of revenue. In 1978, California voters approved Proposition 13, which limits ad valorem taxes on real property and restricts the ability of taxing entities to increase real property and other taxes. At various times since the enactment of Proposition 13, voters have enacted additional constitutional amendments that limit taxing and spending authority of local governments. The most recent example, Proposition 218, was passed in November 1996. This far-reaching measure will require local governments to seek voter approval for many new and existing taxes and fees and will reduce the financial flexibility of many local issuers with the possible outcome being a reduction in credit quality.

It is impossible to predict the time, location or magnitude of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant property damage over a four county area. The possibility exists that another earthquake could create a major dislocation of the California economy.

Connecticut. The State of Connecticut has a mature economy with primary dependence on services, retail trade and manufacturing, particularly in defense-related industries. Significant job losses in the manufacturing sector coupled with restructurings in the insurance and other service industries have resulted in the State losing 8% of its job base between 1989 and 1994. While no signs of a strong economic recovery are present, unemployment levels have started to improve. Rising employment in the growing gaming and tourism sectors have been aiding in the State's recovery. Favorably noted is the State's exceptional personal wealth level, which, despite the poverty of certain of its largest cities, continues to rank among the highest in the nation in terms of per capita income. However, the State's rate of growth of personal income has lagged behind the nation's rate for several years. In 1992, the State implemented a personal income tax while cutting certain business and consumption based taxes with the intent of reducing economic vulnerability and diversifying the revenue base. These actions have been coupled with a constitutional cap on the rate of spending growth and have served to stabilize the State's finances and restore budgetary balance. The outlook for future economic growth is modest and a return to the growth rates of the 1980s is unlikely.

Florida. Despite tight labor markets, the State continues to add jobs at a strong rate, sustained through healthy labor force growth. Florida is becoming more dependent on the service industry to fuel job growth. Currently one in three jobs is service related. Employment in the service sector is generally more stable than other industries. While Florida's growth has been impressive, continued strong fiscal and economic performance in the future will be based on the State's ability to adequately fund service and infrastructure needs driven by rapid population growth. Without a personal income tax, Florida's financial operations remain largely dependent on consumption based taxes which are more vulnerable to general economic conditions.

Massachusetts. The Commonwealth of Massachusetts has a highly developed economy with a large service sector, particularly in health care, financial services and education. Strong economic growth in the 1980s was halted late in the decade by weakening in the high technology, real estate and finance sectors, resulting in steady job losses. While the Commonwealth's economy has turned around over the past five years, it is unlikely that the growth rates of the 1980's will be matched. The economy is dependent on the health care sector which could be hurt by continuing consolidation, proposed cuts in Medicare/Medicaid funding and other proposed reforms. The Commonwealth has made progress in stabilizing its fiscal position since 1990. More realistic revenue expectations and increased efforts to impose spending discipline have resulted in the elimination of deficit financing, reduced reliance on short-term financing and six consecutive years of positive fund balances. Significant state infrastructure projects will increase the debt burden of the State in the near future.

Michigan. The State of Michigan is highly industrialized with a strong economic concentration in motor vehicle production and other durable goods manufacturing. A significant degree of industrial restructuring took place in the early 1980s, mitigating the economic impact of the recession in the early 1990s. Positive economic factors for the State include a stabilizing market share, improving profitability and higher productivity for the domestic auto manufacturers. In addition, the State has demonstrated its commitment to addressing budget imbalances and promoting public service efficiencies, resulting in balanced general fund operations and enabling the State to transfer annual surpluses to the budget stabilization fund, with a balance in excess of $1.1 billion as of September 30, 1996.

Minnesota. The State of Minnesota's overall economic structure closely parallels that of the nation as a whole, although manufacturing is modestly more significant than construction, finance and real estate. The State's natural resource base is evidenced in its strong positions in food and forestry products, and the State serves as a major regional commercial center. While the recession of the early 1990s was less severe in the State than in the nation overall, the State was not immune to its impact as evidenced by slowdowns in income and sales tax revenue growth. Because the State relies on a progressive personal income tax and retail sales tax for general fund revenue, its fiscal system is sensitive to economic conditions as evidenced by budget deficits in 1991 and 1992. The State demonstrated its financial discipline by curing the deficits through a variety of measures, including a sales tax rate increase and spending cuts. An improved economy since 1993 has led to stronger revenues and a more favorable expectation for balanced budget operations.

New York. The State of New York enjoys a generally diverse and substantial economic base and a strong socio-economic profile. Although currently in recovery following a severe downturn in the early 1990s, the State's economy is expanding at only a tepid pace. Consolidations in the commercial banking area, continuing weakness in the recently deregulated health care sector and ongoing declines in upstate manufacturing industries are at the root of the State's slow growth. Somewhat offsetting these trends is the robust performance of the investment bank sector which continues to benefit from the sharp upturn in the equity markets. While employment levels are rising, the State's unemployment rate continues to be in excess of the national rate. Similarly the State's income levels have suffered as growth rates have consistently been below those of the nation as a whole.

Historically, New York State's financial operations have been weak, characterized by chronic budget deficits, untimely budget passage, significant use of non-recurring revenue measures and overly optimistic economic assumptions. Fortuitous revenue and expenditure adjustments, which rescued New York State's fiscal year 1997 budget, cannot be relied on for future years, and structural imbalances caused by the use of one time revenue items and sizable multi-year tax cuts may combine to make future State budget deliberations as difficult as those of prior years. Additionally, the effects of federal welfare reform and a potential weakening in the State's fragile economic recovery could further exacerbate the State's tenuous fiscal position. New York City continues to enjoy the benefits of a booming securities industry. Improving economic performance has reduced social service needs while revenues should continue to exceed expectations into fiscal year 1998. However, concerns remain about the duration of the economic expansion and still sizable out-year budget gaps.

North Carolina. Historically dependent on textiles and furniture manufacturing, North Carolina's economy has diversified significantly in recent years as financial services, research, and high technology have grown in importance. Development of technologically advanced industries ranging from computer software to biotechnology is closely related to the major universities located in the Raleigh-Durham metropolitan area. Although textiles, tobacco, and furniture manufacturing are still significant components of the economy, their percentage share has been greatly reduced. The textile industry has experienced job losses in recent years as many manufacturers have moved operations overseas in an effort to lower production costs. These job losses are particularly damaging to the economy as idled workers are not easily absorbed into the high technology industries.

The diversification of the State's economy has coincided with a period of rapid growth. Employment growth now far outpaces that of the United States economy, and despite rapid labor force growth, the State's jobless rate fell to 4.3% during 1996, well below the national rate. While personal income levels have been growing rapidly in recent years, per capita personal income levels remain below the national average, reflecting the historically low wage rates of the textile and tobacco industries.

Following a period of recession-induced strain in the early 1990s, financial balance was restored through tax increases and expenditure reductions.

Ohio. While diversifying more into the service and other non-manufacturing areas, the State's economy continues to rely to a significant extent on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrial states, tends to be more cyclical than in the nation as a whole. In each of the last six years, the State's average monthly unemployment rate was below the national average, reversing the trend of the 1980s.

The economic expansion has yielded strong financial performance. Since 1993, strong revenue growth combined with lower than projected health and human service expenditures have resulted in growing reserve levels. At the end of 1996, available reserves were in excess of $1.1 billion or 6.8% of annual revenues. During 1996, Moody's and S&P upgraded the credit ratings of the State's general obligation bonds and the bonds issued by Ohio Building Authority and Ohio Public Facilities Commission, the State's two major borrowing authorities.

A recent Ohio Supreme Court decision will require major changes to Ohio's school funding arrangements and may pose significant challenges to future State budget-balancing efforts. State officials expect that a new arrangement will require substantially larger state funding contributions for schools, but the nature and extent of the funding changes will not be clear for some time. The court stayed the effect of its ruling for twelve months, to afford time for adequate study, legislative drafting and transition to the new funding formula.

Non-Diversification. Because of the relatively small number of issuers of investment grade State Bonds, each Fund (except the California Fund) may concentrate in the securities of a few issuers which the Adviser considers to be attractive. This may increase the risk of loss to those Funds. It is also possible that there will not be a sufficient supply of State Bonds available to enable each Fund to achieve its objective.

Other. The Funds may not always achieve their investment objective. The Funds' investment objective and non-fundamental investment policies may be changed without shareholder approval. Each Fund will notify investors in connection with any material change in its investment objective. If there is a change in a Fund's investment objective or investment policies, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in investment objective or investment policies. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUNDS MEASURE THEIR PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 4.75% on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.

Each Class's yield and tax-equivalent yield, which differ from total return because they do not consider the change in net asset value, are calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distributions, annualized, by the maximum offering price of that Class at the end of the month. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.

All performance information is historical and does not predict future results.

HOW THE FUNDS ARE MANAGED

The Trustees formulate the Funds' general policies and oversee the Funds' affairs as conducted by the Adviser.

Liberty Financial Investments, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Funds' shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Funds. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

The Adviser furnishes each Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Funds pay the Adviser at the following annual percentages of the Funds' combined average daily net assets: on the first $2 billion of combined average daily net assets, the annual rate shall be 0.5%; and on the combined average daily net assets in excess of $2 billion, the annual rate shall be 0.45%.

Brian M. Hartford, Vice President of the Adviser, has managed the Minnesota Fund and other Colonial tax-exempt funds since 1993 and the North Carolina Fund since August 1997. Mr. Hartford was a senior municipal trader of the Adviser from 1991 until 1993.

William C. Loring, Vice President of the Adviser, has managed the Ohio Fund and the Michigan Fund since October 1997. Mr. Loring has managed various other Colonial tax-exempt funds since 1986.

Maureen G. Newman, Vice President of the Adviser, has managed the Connecticut Fund and the Massachusetts Fund since May 1996 and the Florida Fund since August 1997. Effective November 30, 1997, Ms. Newman will no longer manage the Connecticut Fund. Prior to joining the Adviser, Ms. Newman was a portfolio manager and bond analyst at Fidelity Investments from May 1985 until May 1996.

Gary Swayze, Vice President of the Adviser, has managed the New York Fund since September 1997 and the California Fund since October 1997. Effective November 30, 1997, Mr. Swayze will become the manager of the Connecticut Fund. Prior to joining the Adviser in 1997, Mr. Swayze was a portfolio manager and group leader at Fidelity Management and Research Company and the writer and editor of a bond market newsletter.

The Adviser also provides pricing and bookkeeping services to each Fund for a monthly fee of $2,250 per Fund plus a percentage of each Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to each Fund for a fee of 0.14% annually of average net assets plus certain out-of-pocket expenses. Effective January 1, 1997, and continuing through calendar year 1997, the fee will be reduced by 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

Each of the foregoing fees is subject to any reimbursement or fee waiver or expense reimbursement to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Funds (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

HOW THE FUNDS VALUE THEIR SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Funds are valued as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.

DISTRIBUTIONS AND TAXES

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income monthly and any net realized gain at least annually.

The Funds generally declare distributions daily. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information. The Funds' distributions of net income generally will be exempt from Federal and the relevant State's personal income taxes. However, as described above under "How the Funds Pursue Their Objective and Certain Risk Factors," certain investments may produce taxable income (including capital gains) for federal, state and local purposes, and portfolio transactions may produce gains a portion of which may be taxable at ordinary Federal income tax rates and state and local taxes. If the Funds make distributions attributable to taxable income, those distributions will generally be taxable whether you receive them in cash or in additional Fund shares, unless you are a tax-exempt institution. Each January, information on the amount and nature of distributions for the prior year, including the alternative minimum tax portion, is sent to shareholders. A loss on shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received thereon.

While each Fund's distributions from income on its State's Bonds are generally not taxable at the federal level or subject to that Fund's state's personal income tax, if any, a portion may be included in computing a shareholder's alternative minimum tax liability. Each Fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of the market discount may be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them. Social security benefits may be taxed as a result of receiving tax-exempt income. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Funds may have on the taxation of your benefits.

The foregoing is a summary of certain income tax consequences of investing in the Funds. You should consult your tax adviser to determine the effect of an investment in a Fund on your particular tax situation (including possible liability for federal alternative minimum tax and for state and local taxes).

HOW TO BUY SHARES

Shares of the Funds are offered continuously. Orders received in good form prior to the time at which the Funds value their shares (or placed with a financial service firm before such time and transmitted by the financial service firm before a Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge. The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A share certificates. The Funds may refuse any purchase order for their shares. See the Statement of Additional Information for more information. Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                           ______Initial Sales Charge_____
                                                Retained
                                                by
                                                Financial
                                                Service
                                                Firm as
                                as % of           % of
                          ---------------------
                           Amount    Offering   Offering
Amount Purchased          Invested     Price      Price
[S]                      [C]           [C]        [C]
Less than $50,000        4.99%         4.75%      4.25%
$50,000 to less than
   $100,000              4.71%         4.50%      4.00%
$100,000 to less than
   $250,000              3.63%         3.50%      3.00%
$250,000 to less than
   $500,000              2.56%         2.50%      2.00%
$500,000 to less than
   $1,000,000            2.04%         2.00%      1.75%
$1,000,000 or more       0.00%         0.00%      0.00%

On purchases of $1 million or more of each Fund, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                    Commission
[S]                                    [C]
First $3,000,000                       1.00%
Next $2,000,000                        0.50%
Over $5,000,000                        0.25% (1)

(1)     Paid over 12 months but only to the
        extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by an investor. If a purchase results in an account having a value from $1 million to $5 million, then the shares purchased will be subject to a 1.00% contingent deferred sales charge payable to the Distributor, if redeemed within 18 months from the first day of the month following the purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

           Years                Contingent Deferred
      After Purchase                Sales Charge
         [C]                           [C]
            0-1                        5.00%
            1-2                        4.00%
            2-3                        3.00%
            3-4                        3.00%
            4-5                        2.00%
            5-6                        1.00%
        More than 6                    0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted. The Distributor has voluntarily agreed to waive a portion of the distribution fee so that it will not exceed 0.45% annually. This waiver may be terminated by the Distributor at any time without shareholder approval.

The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.35% annually commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.45% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

Special Purchase Programs. The Funds allow certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, a Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See
"Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Funds may be sold on any day the Exchange is open, either directly to a Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly To A Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the particular Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Funds value their shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, a Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

HOW TO EXCHANGE SHARES

Except as described below with respect to money market funds, a Fund's shares may be exchanged at net asset value for shares of other mutual funds distributed by the Distributor, including funds advised by the Adviser, Stein Roe & Farnham Incorporated and Newport Fund Management, Inc. Generally, such exchanges must be between the same classes of shares. Consult your financial service firm or the Transfer Agent for information regarding what funds are available. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. A Fund will terminate the exchange privilege as to a particular shareholder if the Adviser determines in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage a Fund's investments in accordance with its investment objective or otherwise harm a Fund or its remaining shareholders.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "roundtrip" exchange of each Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund A to Fund B and back to Fund A would be permitted only once during each three-month period.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

12B-1 PLAN

Under a 12b-1 Plan, each Fund pays the Distributor monthly a service fee at an annual rate of 0.10% of each Fund's net assets for shares outstanding on November 30, 1994, and an annual rate of 0.25% of net assets for shares issued thereafter. The 12b-1 Plan also requires each Fund to pay the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. The Distributor may terminate this waiver at any time without shareholder approval. Because the Class B and Class C shares bear the additional fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs, and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plan also authorizes other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

APPENDIX
DESCRIPTION OF BOND RATINGS
S&P

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in a small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1, Baa1, Ba1 and B1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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


Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Liberty Financial Investments, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
UMB, n.a.
928 Grand Avenue
Kansas City, MO 64106

Custodian
(Effective Late November 1997)
The Chase Manhattan Bank
4 Chase MetroTech Center
Brooklyn, NY  11245

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:




Printed in U.S.A.



May 30,1997, Revised November 7, 1997

COLONIAL CALIFORNIA
TAX-EXEMPT FUND

COLONIAL CONNECTICUT
TAX-EXEMPT FUND

COLONIAL FLORIDA
TAX-EXEMPT FUND

COLONIAL MASSACHUSETTS
TAX-EXEMPT FUND

COLONIAL MICHIGAN
TAX-EXEMPT FUND

COLONIAL MINNESOTA
TAX-EXEMPT FUND

COLONIAL NEW YORK
TAX-EXEMPT FUND

COLONIAL NORTH CAROLINA
TAX-EXEMPT FUND

COLONIAL OHIO
TAX-EXEMPT FUND

PROSPECTUS

Each of Colonial California Tax-Exempt Fund, Colonial Connecticut Tax-Exempt Fund, Colonial Florida Tax-Exempt Fund, Colonial Massachusetts Tax-Exempt Fund, Colonial Michigan Tax-Exempt Fund, Colonial Minnesota Tax-Exempt Fund, Colonial New York Tax-Exempt Fund, Colonial North Carolina Tax-Exempt Fund and Colonial Ohio Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal and its state's personal income tax (if any) and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

For  more   detailed   information   about  the  Funds,   call  the  Adviser  at
1-800-426-3750 for the May 30, 1997, revised August 1, 1997, Statement of Additional Information.

----------------------------- ------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- ------------------------------

Colonial Mutual Funds
Please send your completed application to:

Colonial Investors Service Center, Inc. (CISC)
P.O. Box 1722
Boston, Massachusetts 02105-1722

New A, B & C Shares Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint Tenant: Print all names, the Social Security # for the first person, and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Account Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Colonial fund(s) you are purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or C shares. If no distribution option is selected, distributions will be reinvested in additional fund shares. Please consult your financial adviser to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________
Name of Fund            Name of Fund            Name of Fund

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (less than
                                                            $1,000,000)

Method of Payment Choose one

___Check payable to the Fund       ___Bank wired on   ____/____/____ (Date)
                                      Wire/Trade confirmation #_____________

Ways to receive your distributions

Choose one (If none chosen, dividends and capital gains will be reinvested) Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside

___Direct Deposit via Colonial Cash Connection Complete Bank information in section 4B. I understand that my bank must be a member of the Automated Clearing House System.


3---Your signature & taxpayer I.D. number certification----

Each person signing on behalf of an entity represents that his/her actions are authorized. I have received and read each appropriate fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the fund, The Colonial Group, Inc. and its affiliates and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to withdraw from your fund-------

It may take up to 30 days to activate the following features. Complete only the sections that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. Your redemption checks can be sent to you at the address of record for your account, to your bank account, or to another person you choose. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month or the preceding business day if the 10th falls on a non-business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or C shares. Please consult your financial or tax adviser before electing this option.

Funds for withdrawal:

___________________
 Name of fund

Withdrawal amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day, if indicating EFT, month).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day,if indicating EFT, month).


Payment instructions
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. Your bank must be a member of the Automated Clearing House System.
__The payee listed at right. If more than one payee, provide the name, address, payment amount, and frequency for other payees (maximum of 5) on a separate sheet. If you are adding this service to an existing account, please sign below and have your signature(s) guaranteed.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone withdrawal pptions
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial adviser can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $500 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $500 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption Privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial adviser may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Colonial Investor Service Center, Inc. (CISC) and the fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by CISC to have been authorized.

Bank Information (For Sections A and B Above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to make additional investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial, Newport or Stein Roe Advisor fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have carefully read the prospectus for the fund(s) listed below.

____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial, Newport or Stein Roe Advisor fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly


C. Fundamatic/On-Demand EFT Purchase
Fundamatic automatically transfers the specified amount from your bank checking account to your Colonial, Newport or Stein Roe Advisor fund account on a regular basis. The On-Demand EFT Purchase program moves money from your bank checking account to your Colonial, Newport or Stein Roe Advisor fund account by electronic funds transfer based on your telephone request. You will receive the applicable price two business days after the receipt of your request. Your bank needs to be a member of the Automated Clearing House System. Please attach a blank check marked "VOID." (Deposit slips are not a substitution). Also, complete the section below. Please allow 3 weeks for CISC to establish these services with your bank.

____________________________________
Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


___________________________________
Fund name

________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start

__On-Demand Purchase (will be automatically established if you choose
  Fundamatic)
__Fundamatic Frequency
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Colonial Investors Service Center, Inc. (CISC) Do Not Detach. Make sure all depositors on the bank account sign to the far right. Please attach a blank check marked "VOID" here. (Deposit slips are not a substitution). See reverse for bank instructions.

I authorize CISC to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial, Newport or Stein Roe Advisor fund. CISC and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and CISC may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

6------------Ways to reduce your sales charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colonial, Newport or Stein Roe Advisor funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial, Newport or Stein Roe Advisor fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial, Newport or Stein Roe Advisor funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
Name on account

_____________________________________
Account number

_____________________________________
Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial service firm---------------------
To be completed by a Representative of your financial service firm.

This application is submitted in accordance with our selling agreement with Liberty Financial Investments, Inc. (LFII), the Fund's prospectus, and this application. We will notify LFII, of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a combined quarterly statement mailing----------- CISC can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate account numbers or tax I.D. numbers of accounts to be linked.

________________________________________________________________________

Fundamatic (See reverse side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by CISC without prior notice if any check is not paid upon presentation. CISC has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by Colonial by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized Colonial Investors Service Center, Inc. (CISC) to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of CISC, CISC, hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.



Liberty Financial Investments, Inc., Distributor              SH-185E-0997
[Colonial Flag Logo]
Colonial
Mutual Funds

Checkwriting Signature Card
(Class A Shares Only)

Signature Card for the Bank of Boston ("Bank").

-----------------------------------------------
Name of Fund

-----------------------------------------------
Fund account number

Indicate the number of signatures required

-----------------------------------------------

Account Name:

You must sign below exactly as your account is registered.

X
-----------------------------------------------
Signature

X
-----------------------------------------------
Signature

By signing this card, you are subject to the conditions printed on the reverse side. If adding this privilege to an existing account, your signatures must be guaranteed.

Checkwriting Privilege

By electing the checkwriting privilege and signing the signature card, I acknowledge that I am subject to the rules and regulations of the Bank of Boston ("Bank") as currently existing and as they may be amended from time to time. I designate the Bank as my representative to present checks drawn on my Fund account to the Fund or its Agent and deposit the proceeds in this checking account. I understand that the shares for which share certificates have been issued or requested cannot be redeemed in this manner.

If the account is registered in joint tenancy, all persons must sign this card, and each person guarantees the genuineness of all other parties' signatures. I understand that if only one person signs a check, that all other tenants have authorized that signature.

Minimum and Maximum
I understand that checks may not be in amounts less than $500 nor more than $100,000, and that the Fund reserves the right to change these limits in its sole discretion. I agree that neither the Fund nor its Agent is responsible for any loss, expense, or cost arising from these redemptions. Also, if I have recently made additional investments, I understand that redemption proceeds will not be available until the check used to purchase the investment (including a certified or cashier's check) has been cleared by the bank on which it is drawn, which could take up to 15 days or more.

D-999D-0797